Fair Value Measurements - Summary of Assets And Liabilities Measured Or Disclosed At Fair Value (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Current		¥ 5,989	¥ 100	$ 940
Property and equipment, net		62,179	73,522	9,757
Fair value adjustment		(19,351)	(49,691)
Total assets and liabilities measured at fair value		6,574	4,605	1,032
Fair Value, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Property and equipment, net			4,505
Property and equipment, net, Fair value adjustment			(10,952)
Fair value adjustment			(38,739)
Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments accounted for at fair value using the alternative measurement	[1]	585		92
Derivative Asset, Current		5,989	100	$ 940
Fair value adjustment	[1]	(25,340)
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets and liabilities measured at fair value		5,989	4,605
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Property and equipment, net			4,505
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Current		5,989	¥ 100
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments accounted for at fair value using the alternative measurement	[1]	585
Total assets and liabilities measured at fair value		¥ 585

[1]	For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value. The Company recognized impairment charges of long-term investments during the year ended December 31, 2021.